TOTAL SALES - Sales by Geographical Area (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues	€ 60,423	€ 55,108	€ 44,065
Product
Revenues	60,423	55,108	44,060
Asia | Product
Revenues	17,841	17,936	16,009
France | Product
Revenues	11,999	10,637	12,251
United States | Product
Revenues	16,717	15,036	5,524
Other geographical areas | Product
Revenues	€ 13,865	€ 11,500	€ 10,276